UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	8/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
August 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.1%	Rate (%)		Date	Amount ($)	Value ($)

Arizona--1.3%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)		4.00	9/7/07	10,000,000 a	10,000,000

Arkansas--.7%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)		4.03	9/7/07	5,650,000 a	5,650,000

California--2.8%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)		4.07	9/7/07	17,593,720 a,b	17,593,720
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)		3.93	9/1/07	3,500,000 a	3,500,000

Colorado--3.5%
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)		4.09	9/7/07	9,900,000 a	9,900,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)		4.09	9/7/07	5,000,000 a,b	5,000,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project) (LOC; U.S.
Bank NA)		4.00	9/7/07	6,600,000 a	6,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue		3.96	9/7/07	5,000,000 a	5,000,000

Delaware--.9%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	4.15	9/7/07	6,700,000 a	6,700,000

District of Columbia--1.4%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	4.05	9/7/07	10,435,000 a	10,435,000

Florida--8.4%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American
International Group Funding
Inc.)	4.10	9/7/07	13,730,000 a	13,730,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	4.07	9/7/07	8,500,000 a	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	4.07	9/7/07	795,000 a,b	795,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	4.05	9/7/07	11,525,000 a	11,525,000
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	3.95	9/1/07	15,450,000 a	15,450,000
Lee County Industrial Development
Authority, Utility System
Revenue (North Fort Myers
Utility, Inc. Project) (LOC;
SunTrust Bank)	4.07	9/7/07	5,100,000 a	5,100,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.82	10/11/07	5,500,000	5,500,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
SunTrust Bank)	3.78	9/13/07	2,461,000	2,461,000

Georgia--5.1%
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	4.04	9/7/07	4,000,000 a	4,000,000
DeKalb County Housing Authority,
MFHR (The Forest at Columbia

Apartments Project) (LOC;
First Tennessee Bank)	4.05	9/7/07	8,300,000 a	8,300,000
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen Inc. Project) (LOC;
Wachovia Bank)	4.07	9/7/07	5,800,000 a	5,800,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.73	9/7/07	10,000,000	10,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	4.09	9/7/07	5,700,000 a,b	5,700,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	4.17	9/7/07	5,000,000 a	5,000,000

Indiana--3.8%
ABN AMRO Munitops Certificates
Trust (Indianapolis Local
Public Improvement Bond Bank -
Indianapolis Airport Authority
Project) (Insured; AMBAC and
Liquidity Facility; ABN-AMRO)	4.07	9/7/07	10,000,000 a,b	10,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.25	9/27/07	15,000,000	15,005,257
Wabash,
EDR (Wabash Alloys Project)
(LOC; Bank of America)	4.10	9/7/07	3,750,000 a	3,750,000

Kansas--1.3%
Junction City,
GO Temporary Notes	5.00	6/1/08	3,955,000	3,983,652
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	4.00	9/7/07	5,500,000 a	5,500,000

Kentucky--4.8%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	4.15	9/7/07	30,900,000 a	30,900,000
Somerset,
Industrial Building Revenue
(Wonderfuel LLC Project) (LOC;
Bank of America)	4.10	9/7/07	5,120,000 a	5,120,000

Louisiana--2.9%
Ascension Parish,
Revenue, CP (BASF AG)	3.82	10/9/07	5,000,000	5,000,000

Board of Supervisors of Louisiana
State University and
Agricultural and Mechanical
College, Revenue, Refunding
(Insured; AMBAC and Liquidity
Facility; BNP Paribas)	3.98	9/7/07	13,140,000 a	13,140,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	4.05	9/7/07	3,635,000 a	3,635,000

Maryland--.8%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	3.94	9/7/07	5,485,000 a	5,485,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	4.20	9/7/07	650,000 a	650,000

Massachusetts--1.0%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Liquidity Facility; Bank of
America)	3.95	9/7/07	7,585,000 a	7,585,000

Michigan--2.5%
Detroit,
RAN (LOC; Bank of Nova Scotia)	4.50	3/1/08	12,100,000	12,146,495
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	4.15	9/7/07	7,000,000 a	7,000,000

Mississippi--1.7%
Mississippi Business Finance
Corporation, Revenue (Belhaven
College Project) (LOC; First
Tennessee Bank)	4.05	9/7/07	7,100,000 a	7,100,000
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Mississippi Methodist
Hospital and Rehabilitation
Center, Inc. Project) (LOC;
First Tennessee Bank)	4.05	9/7/07	5,370,000 a	5,370,000

New Hampshire--.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD

Banknorth N.A.)	4.02	9/7/07	4,075,000 a	4,075,000

New York--5.5%
New York City
(Insured; MBIA and Liquidity
Facility; Bank of Nova Scotia)	3.94	9/1/07	4,050,000 a	4,050,000
New York City
(LOC; Bank of America)	3.95	9/1/07	8,500,000 a	8,500,000
New York City
(LOC; JPMorgan Chase Bank)	3.99	9/1/07	2,600,000 a	2,600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; The Bank
of New York)	3.99	9/1/07	3,845,000 a	3,845,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	3.90	9/1/07	8,400,000 a	8,400,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	3.88	9/1/07	13,900,000 a	13,900,000

North Carolina--2.1%
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	4.15	9/7/07	15,760,000 a,b	15,760,000

Ohio--5.6%
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	4.12	9/7/07	9,900,000 a,b	9,900,000
Hamilton County,
Sales Tax Refunding Bonds
(Insured; AMBAC and Liquidity
Facility; Morgan Stanley Bank)	4.05	9/7/07	8,150,000 a,b	8,150,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	4.13	9/7/07	2,210,000 a	2,210,000
Student Loan Funding Corporation,
Student Loan Senior Revenue,
Refunding (Liquidity Facility;
Citibank NA)	4.02	9/7/07	22,000,000 a	22,000,000

Oklahoma--.7%
Tulsa County Industrial Authority,
Capital Improvements Revenue

(Liquidity Facility; Bank of
America)	3.70	11/15/07	5,000,000	5,000,000

Pennsylvania--11.9%
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	3.98	9/7/07	30,100,000 a	30,100,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.98	9/7/07	18,855,000 a	18,855,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	4.00	9/7/07	16,825,000 a	16,825,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	4.00	9/7/07	7,165,000 a	7,165,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T
Bank)	4.03	9/7/07	9,580,000 a	9,580,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	4.12	9/7/07	3,200,000 a	3,200,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	4.15	9/7/07	3,935,000 a	3,935,000

South Dakota--1.3%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	10,000,000	10,041,619

Tennessee--6.3%
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	4.04	9/7/07	25,000,000 a,b	25,000,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Taud Loan
Program)	3.80	4/1/08	4,725,000 c	4,725,000
Tennergy Corporation,

Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	4.10	9/7/07	9,000,000 a,b	9,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	4.10	9/7/07	9,000,000 a,b	9,000,000

Texas--18.3%
Bell County Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.15	9/7/07	8,805,000 a,b	8,805,000
Dallas-Fort Worth International
Airport Facilities Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	4.07	9/7/07	3,510,000 a,b	3,510,000
Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	3.95	9/7/07	4,000,000 a	4,000,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (LOC; DEPFA Bank
PLC)	3.80	10/17/07	6,000,000	6,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.75	12/6/07	10,000,000	10,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.75	12/6/07	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/13/07	15,000,000	15,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	12/12/07	10,000,000	10,000,000
Lower Colorado River Authority,
Revenue, CP (LCRA
Transportation Services
Corporation Project)
(Liquidity Facility; JPMorgan
Chase Bank)	3.75	10/3/07	2,500,000	2,500,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	4.25	9/7/07	5,000,000 a	5,000,000
Puttable Floating Option Tax Exempt
Receipts (Texas Municipal Gas
Acquisition and Supply
Corporation II, Gas Supply
Revenue) (Liquidity Facility;

Merrill Lynch Capital Services
and LOC; JPMorgan Chase Bank)	4.12	9/7/07	15,520,000 a,b	15,520,000
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission, GO
Mobility Funds Bonds)
(Liquidity Facility; Merrill
Lynch Capital Services)	3.66	9/7/07	4,995,000 a,b	4,995,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
American International Group
Funding Inc.)	4.11	9/7/07	8,265,000 a,b	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Greens
Project) (GIC; American
International Group Funding
Inc.)	4.11	9/7/07	5,774,000 a,b	5,774,000
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; American
International Group Funding
Inc.)	4.11	9/7/07	10,600,000 a,b	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; American International
Group Funding Inc.)	4.11	9/7/07	8,400,000 a,b	8,400,000
Revenue Bond Certificate Series
Trust, Revenue (Ranch View)
(GIC; American International
Group Funding Inc.)	4.11	9/7/07	5,760,000 a,b	5,760,000
Revenue Bond Certificate Series
Trust, Revenue (Silverton
Village Town Homes) (GIC;
American International Group
Funding Inc.)	4.11	9/7/07	5,955,000 a,b	5,955,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; American
International Group Funding
Inc.)	4.11	9/7/07	3,705,000 a,b	3,705,000

Washington--.6%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	4.35	9/7/07	4,380,000 a	4,380,000

Wisconsin--1.0%
Little Chute Area School District,
BAN	4.00	4/1/08	3,875,000	3,875,000
Oconomowoc Area School District,
BAN	3.80	11/1/07	4,000,000	4,000,000

Wyoming--3.2%

Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC;
American International Group
Funding Inc.)	3.80	11/30/07	15,000,000	15,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	9,000,000	9,000,000

U.S. Related--1.2%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	4.03	9/7/07	9,000,000 a,b	9,000,000

Total Investments (cost $763,470,743)			101.1%	763,470,743
Liabilities, Less Cash and Receivables			(1.1%)	(8,466,568)
Net Assets			100.0%	755,004,175

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $206,187,720 or 27.3% of net assets.
c Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)